THE ADVISORS' INNER CIRCLE FUND


                                 [LSV LOGO OMITTED]




                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 April 30, 2002



                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

                               [LSV LOGO OMITTED]

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


The total return of the Fund and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2002, were as follows:

                                                         PERIODS ENDED APRIL 30, 2002
                                     Fiscal                                                               Since
                                    6 Months         1 Year           2 Years*         3 Years*        Inception*
                                   ----------       --------         ----------       ----------      ------------
  LSV Value Equity Fund              19.9%             9.8%            15.2%             6.5%             9.2%

  Russell 1000 Value Index            8.9%            -3.9%             1.1%            -0.6%             2.4%

  S&P 500 Index                       2.3%           -12.6%           -12.8%            -5.7%            -4.4%

  Inception date is March 31, 1999.
  *Annualized


LSV's Value Equity strategy has performed very well relative to the benchmark Russell 1000 Value Index and the broad market for the past six months and in particular for the past two years. Value stocks have provided a good hedge against market volatility as the market recovers from euphoric expectations in technology, Internet and communications stocks.

More recently, a slowing economy and accounting scandals have contributed to a volatile stock market and LSV's conservative deep value discipline has performed well in this environment. During the past twelve months, the portfolio has benefited from good stock selection including several takeovers: Ultramar Diamond Shamrock, Tosco, IBP and Heller Financial were acquired at an average premium of 45%. The portfolio characteristics shown below demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:

                                               Russell 1000         S&P 500
    Characteristic                Fund          Value Index          Index
    -----------------           --------       ------------      -------------
    Price-to-Earnings Ratio       14.3x            22.7x             28.8x

    Price-to-Book Ratio            2.2x             2.6x              3.4x

LSV continues to seek attractively priced stocks relative to the current market environment using a disciplined and risk controlled investment strategy. The portfolio is broadly diversified across industry groups and we will remain fully invested in stocks with cheap cash flow and earnings that have been ignored by the markets.

STATEMENT OF NET ASSETS
April 30, 2002                                (Unaudited)

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND                Shares       (000)
--------------------------------------------------------
COMMON STOCK (99.7%)
AEROSPACE & DEFENSE (3.9%)
   Boeing                            20,800     $   928
   Goodrich                          32,600       1,041
   Rockwell Collins                  13,200         314
                                                -------
                                                  2,283
                                                -------
AUTOMOTIVE (5.3%)
   Delphi                            16,900         263
   Ford Motor                        34,801         557
   General Motors                    15,400         988
   ITT Industries                     7,900         552
   Rockwell Automation               13,200         283
   TRW                                8,600         473
                                                -------
                                                  3,116
                                                -------
BANKS (14.9%)
   AmSouth Bancorp                   45,300       1,029
   Astoria Financial                 30,900         992
   Bank of America                   21,300       1,544
   Bank of Hawaii                    21,800         621
   Golden West Financial              7,400         506
   Greenpoint Financial              22,700       1,122
   Keycorp                           30,500         857
   UnionBanCal                       20,700       1,002
   Washington Mutual                 27,600       1,041
                                                -------
                                                  8,714
                                                -------
BUILDING & CONSTRUCTION (2.0%)
   Centex                             9,200         518
   Lafarge North America              9,400         411
   Pulte Homes                        4,900         261
                                                -------
                                                  1,190
                                                -------
CHEMICALS (2.5%)
   Ashland                           11,100         453
   Eastman Chemical                  10,600         468
   FMC*                               6,200         240
   Lubrizol                           8,300         286
                                                -------
                                                  1,447
                                                -------
COMPUTERS & SERVICES (2.8%)
   Autodesk                          29,400         541
   NCR*                              10,300         400
   Storage Technology*               34,600         712
                                                -------
                                                  1,653
                                                -------
CONTAINERS & PACKAGING (1.9%)
   Ball                              22,800       1,084
                                                -------
ELECTRICAL SERVICES (6.9%)
   Edison International*             32,200         584
   FPL Group                          3,200         203

                                                 Market
                                                  Value
                                     Shares       (000)
--------------------------------------------------------
   OGE Energy                         8,900     $   210
   PG&E*                             27,800         653
   PNM Resources                      8,200         238
   PPL                                6,400         244
   Public Service Enterprise Group    5,200         241
   Reliant Energy                     8,300         211
   Sempra Energy                     31,900         816
   TXU                               11,500         626
                                                -------
                                                  4,026
                                                -------
ENTERTAINMENT (1.2%)
   Gtech Holdings*                   11,900         713
                                                -------
FINANCIAL SERVICES (10.3%)
   Allied Capital                    32,800         856
   Bear Stearns                      16,300       1,010
   Citigroup                         14,500         628
   Countrywide Credit Industry       13,800         645
   Deluxe                            19,300         847
   Fannie Mae                        12,700       1,002
   Household International            8,200         478
   JP Morgan Chase                   16,500         579
                                                -------
                                                  6,045
                                                -------
FOOD, BEVERAGE & TOBACCO (7.8%)
   Dean Foods*                       21,800         807
   Dole Food                         11,100         369
   Philip Morris                     24,600       1,339
   Ralcorp Holdings*                 10,700         300
   Supervalu                         38,300       1,149
   Tyson Foods, Cl A                 26,100         366
   Universal                          5,900         251
                                                -------
                                                  4,581
                                                -------
HOUSEHOLD PRODUCTS, FURNITURE &
   FIXTURES (2.5%)
   Harman International Industries    8,900         525
   Whirlpool                         12,100         907
                                                -------
                                                  1,432
                                                -------
INSURANCE (8.9%)
   AMBAC Financial Group             14,900         937
   Cigna                              6,600         719
   Lincoln National                   8,400         402
   Loews                             10,700         641
   Metlife                            8,800         300
   Old Republic International        26,800         891
   PMI Group                          7,900         641
   Stancorp Financial Group          11,000         644
                                                -------
                                                  5,175
                                                -------
LEASING & RENTING (1.0%)
   Ryder System                      20,000         567
                                                -------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2002                                (Unaudited)

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND (concluded)     Shares      (000)
--------------------------------------------------------
MACHINERY (1.7%)
   Cummins                            8,000    $    340
   Johnson Controls                   5,200         449
   Tecumseh Products, Cl A            4,400         229
                                                -------
                                                  1,018
                                                -------
MEDICAL PRODUCTS & SERVICES (2.5%)
   Beckman Coulter                   16,900         807
   Merck                             11,500         625
                                                -------
                                                  1,432
                                                -------
METAL / MINING OTHER (1.5%)
   Freeport-McMoran Copper &
     Gold, Cl B*                     49,500         879
                                                -------
PETROLEUM & FUEL PRODUCTS (6.4%)
   Amerada Hess                       9,700         746
   Conoco                            14,100         396
   Exxon Mobil                       17,900         719
   Marathon Oil                      25,300         735
   Occidental Petroleum              32,100         923
   Phillips Petroleum                 3,700         221
                                                -------
                                                  3,740
                                                -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.5%)
   Eastman Kodak                     20,400         657
   Xerox*                            27,600         244
                                                -------
                                                    901
                                                -------
PRINTING & PUBLISHING (2.1%)
   Knight-Ridder                      9,800         657
   R.R. Donnelley & Sons             17,100         546
                                                -------
                                                  1,203
                                                -------
RAILROADS (2.2%)
   Burlington Northern Santa Fe      31,100         855
   Union Pacific                      7,300         415
                                                -------
                                                  1,270
                                                -------
RETAIL (4.8%)
   Albertson's                       26,400         885
   Darden Restaurants                13,500         539
   Federated Department Stores*      13,000         517
   Sears Roebuck                     16,900         891
                                                -------
                                                  2,832
                                                -------
TELEPHONES & TELECOMMUNICATIONS (5.1%)
   AT&T                              60,500         794
   BellSouth                          8,800         267
   SBC Communications                18,300         568

                                      Shares/    Market
                                   Face Amount    Value
                                      (000)       (000)
--------------------------------------------------------
   Sprint-FON Group                  37,900    $    601
   Verizon Communications            17,600         706
   WorldCom-MCI Group                   688           2
   WorldCom-WorldCom Group*          17,200          43
                                                -------
                                                  2,981
                                                -------
TOTAL COMMON STOCK
   (Cost $51,302)                                58,282
                                                -------

WARRANTS (0.0%)
   Dime Bancorp (A)*                 25,900           4
                                                -------
TOTAL WARRANTS
   (Cost $0)                                          4
                                                -------

REPURCHASE AGREEMENT (0.2%)
   JP Morgan Chase
     1.500%, dated 04/30/02, matures
     05/01/02, repurchase price
     $89,744 (collateralized by
     U.S. Government obligations,
     total market value $91,535)        $90          90
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $90)                                        90
                                                -------
TOTAL INVESTMENTS (99.9%)
   (Cost $51,392)                                58,376
                                                -------
OTHER ASSETS & LIABILITIES (0.1%)                    67
                                                -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,682,810 outstanding
     shares of beneficial interest               48,425
   Undistributed Net Investment Income              186
   Accumulated Net Realized Gain
     on Investments                               2,848
   Net Unrealized Appreciation
     on Investments                               6,984

TOTAL NET ASSETS (100.0%)                       $58,443
                                                =======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $12.48
                                                =======

*   NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six-month period ended April 30, 2002                        (Unaudited)

                                                                                         LSV VALUE
                                                                                        EQUITY FUND
-----------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income..............................................................           $  552
   Interest Income..............................................................                6
-----------------------------------------------------------------------------------------------------
     Total Investment Income....................................................              558
-----------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ....................................................              148
   Administrative Fees..........................................................               37
   Transfer Agent Fees .........................................................               16
   Professional Fees ...........................................................               14
   Registration and Filing Fees ................................................                9
   Printing Fees ...............................................................                8
   Trustee Fees ................................................................                3
   Custodian Fees ..............................................................                5
   Insurance and Other Fees.....................................................                1
-----------------------------------------------------------------------------------------------------
   Total Expenses...............................................................              241
-----------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived .......................................               (8)
-----------------------------------------------------------------------------------------------------
   Net Expenses ................................................................              233
-----------------------------------------------------------------------------------------------------
       Net Investment Income....................................................              325
-----------------------------------------------------------------------------------------------------
Net Realized Gain from Securities Sold .........................................            2,849
Net Change in Unrealized Appreciation on Investment Securities .................            6,427
-----------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ...........................            9,276
-----------------------------------------------------------------------------------------------------

Net Increase in Net Assets Resulting From Operations ...........................           $9,601
=====================================================================================================




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2002 (Unaudited) and the year ended October 31, 2001

                                                                                       LSV VALUE EQUITY FUND
                                                                                ----------------------------------
                                                                                     11/01/01         11/01/00
                                                                                    TO 4/30/02       TO 10/31/01
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ......................................................        $  325          $  520
   Net Realized Gain from Securities Sold .....................................         2,849           1,352
   Net Change in Unrealized Appreciation (Depreciation)
       on Investment Securities................................................         6,427          (1,582)
------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations......................         9,601             290
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ......................................................          (578)           (303)
   Realized Capital Gains......................................................        (1,351)            (30)
------------------------------------------------------------------------------------------------------------------
     Total Distributions.......................................................        (1,929)           (333)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ................................................         6,631          31,120
   Reinvestment of Cash Distributions .........................................         1,864             304
   Cost of Shares Redeemed ....................................................        (5,668)         (8,476)
------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions ...........         2,827          22,948
------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...........................................        10,499          22,905
------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ........................................................        47,944          25,039
------------------------------------------------------------------------------------------------------------------
   End of Period ..............................................................       $58,443         $47,944
==================================================================================================================
Shares Issued and Redeemed:
   Shares Issued ..............................................................           570           2,842
   Shares Issued in Lieu of Cash Distributions ................................           166              27
   Shares Redeemed ............................................................          (486)           (739)
------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares......................................................           250           2,130
==================================================================================================================


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Periods Ended April 30, 2002 (Unaudited) and October 31,

                                                                                                                          Ratio
             Net                 Realized and  Distributions                    Net                Net                   of Net
            Asset                 Unrealized       from       Distributions    Asset              Assets      Ratio     Investment
            Value        Net    Gains (Losses)      Net           from         Value               End     of Expenses    Income
          Beginning  Investment      on          Investment      Capital        End      Total  of Period  to Average   to Average
          of Period    Income     Securities       Income         Gains      of Period  Return+    (000)   Net Assets   Net Assets
          ---------  ---------- -------------- -------------  -------------  ---------  ------- ---------- -----------  ----------
---------------------
LSV VALUE EQUITY FUND
---------------------
2002*     $10.82       $0.08       $(2.02         $(0.14)        $(0.30)       $12.48    19.89%  $58,443      0.87%        1.21%
2001       10.87        0.07        (0.05)         (0.06)         (0.01)        10.82     0.16    47,944      0.90         1.06
2000       10.33        0.10         0.50          (0.06)            --         10.87     5.86    25,039      0.90         1.29
1999(1)    10.00        0.05         0.28             --             --         10.33     3.30    13,365      0.90         0.95


                                  Ratio
                Ratio             of Net
            of Expenses        Investment
             to Average     Income (Loss) to
             Net Assets        Average Net
             (Excluding     Assets (Excluding  Portfolio
             Waivers and       Waivers and      Turnover
           Reimbursements)   Reimbursements)      Rate
           ---------------  -----------------  ----------
---------------------
LSV VALUE EQUITY FUND
---------------------
2002*           0.90%              1.18%         20.05%
2001            0.94               1.02          37.40
2000            1.57               0.62          31.11
1999(1)         1.97              (0.12)         10.70

 * For the six-month period ended April 30, 2002. All ratios for the period have been annualized.
 +  Total return is for the period indicated and has not been annualized.
(1) The LSV Value Equity Fund commenced operations on March 31, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2002                                                       (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighteen portfolios. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available, of which there were none as of April 30, 2002, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

   FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

NOTES TO FINANCIAL STATEMENTS (concluded)
April 30, 2002                                                       (Unaudited)


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services, the Distributor received $135 for the six-month period ended April 30, 2002.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the fund's first $100 million of average daily net assets; 0.08% of the next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There is a minimum annual fee of $75,000 for the Fund and $15,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999 under which the Adviser receives an annual fee equal to 0.55% of the average daily net assets. Effective April 1, 2002, the Adviser has agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the average daily net assets.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2002 were as follows (000):

Purchases
  U.S. Government .....................    $    --
  Other ...............................     12,940
Sales
  U.S. Government .....................         --
  Other ...............................     10,615

At April 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2002, is as follows (000):

Aggregate gross unrealized
  appreciation ........................   $10,598
Aggregate gross unrealized
  depreciation ........................    (3,614)
                                          -------
Net unrealized appreciation ...........   $ 6,984
                                          =======

                                      NOTES

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP




LSV-SA-003-0400